Shareholders' equity and dividends - dividends schedule (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dividends decared [abstract]
Dividends declared	$ 3,064	$ 2,891
Dividends paid in cash	2,672	1,491
Scrip dividends	$ 338	$ 1,357
Number of shares issued - scrip	15.5	78.1
Sum dividends settled	$ 3,010	$ 2,848
United States Dollar (USD) [Member]
Dividends decared [abstract]
Dividend per share	$ 0.92	$ 0.8804
Dividends paid, ordinary shares per share	0.9101	0.8804
Norwegian kroner (NOK) [Member]
Dividends decared [abstract]
Dividends paid, ordinary shares per share	$ 7.4907	$ 7.2615